EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of assumptions used in the measurement of the entity's benefit obligations
	2020	2019

Discount Rate	3.50%	3.50%
Expected Return on Plan Assets	5.07%	5.45%
Rate of Compensation Increase	n/a %	n/a %

Schedule of expected pension benefit payments
Expected
Benefit
Payments

2021	$55
2022	55
2023	50
2024	49
2025	49
2026-2030	239

Total	$497

Components of Net Periodic Benefit Cost
	2020	2019	2018

Interest Cost	$25	$26	$32
Expected Return on Plan Assets	(46)	(44)	(38)
Amortization of Net (Gain) Loss	—	0	77
Net Periodic Pension Cost	$(21)	$(18)	$71

Schedule of changes in the plan’s benefit obligation and plan assets and funded status
	December 31,	December 31,
	2020	2019

Change in Benefit Obligation
Obligation at the Beginning of the Period	$784	$734
Service Cost	—	—
Interest Cost	26	32
Actuarial (Gain) Loss	(3)	73
Benefits Paid	(55)	(55)

Obligation at the End of the Period	$752	$784

Change in Plan Assets
Fair Value at the Beginning of the Period	$844	$766
Actual Returns on Plan Assets	145	133
Employer Contributions	1	—
Benefits Paid	(55)	(55)

Fair Value at the End of the Period	$935	$844

Funded Status
Funded Status as of Period Ended	$183	$60

Net Amount Recognized	$—	$—